Concentrations of Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentrations of Risk

13. CONCENTRATIONS OF RISK

Customer Concentration

Customers with revenue equal to or greater than 10% of total revenue for the three and six months ended June 30, 2016 and 2015 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
A	32%	32%	38%	29%
B	27%	26%	24%	29%
C	10%	11%	11%	12%

Customer A is currently subject to U.S. Department of Commerce restrictions that could prevent sales to this customer after August 30, 2016. On August 19, 2016, the U.S. Department of Commerce further extended the temporary general license through November 28, 2016.

Customers that accounted for equal to or greater than 10% of accounts receivable at June 30, 2016 and 2015 were as follows:

	June 30, 2016	December 31, 2015
A	21%	21%
B	29%	*
C	11%	24%
D	*	10%

*	Less than 10% of accounts receivable at the date indicated

Supplier Concentration

The Company purchases a substantial portion of its inventory from contract manufacturers located in the United States, Canada and Thailand. For the three and six months ended June 30, 2016 and 2015, total inventory purchased from each of the contract manufacturers was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
X	46%	24%	44%	38%
Y	22%	—	16%	—
Z	20%	58%	20%	45%

The Company also outsources certain engineering projects to foundries located in the United States and Japan. During the three and six months ended June 30, 2016, the Company incurred 22% and 18%, respectively, of its total research and development costs with the vendor located in the United States. The Company did not incur any research and developments costs with the United States vendor during the three and six months ended June 30, 2015. Costs incurred with the vendor located in Japan represented approximately 15% and 26%, of the Company’s total research and development costs during the three and six months ended June 30, 2015, respectively. Costs incurred with the vendor in Japan were less than 10% of total research and development expense during the three and six months ended June 30, 2016.

15. CONCENTRATIONS OF RISK

Customer Concentration

Customers with revenue equal to or greater than 10% of total revenue for the years ended December 31, 2015 and 2014 were as follows:

	Year Ended December 31,
	2015	2014
A	28%	35%
B	22%	23%
C	13%	*

*	Less than 10% of total revenue in the period indicated

Customer A is currently subject to U.S. Department of Commerce restrictions that could prevent sales to this customer after June 30, 2016.

Customers that accounted for equal to or greater than 10% of accounts receivable at December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
A	21%	21%
C	24%	14%
D	10%	*

*	Less than 10% of accounts receivable at the date indicated

Supplier Concentration

The Company purchases a substantial portion of its inventory from a contract manufacturer located in the United States. Costs incurred with this contract manufacturer represented approximately 32% and 73% of total inventory purchases during the years ended December 31, 2015 and 2014. In addition, during the year ended December 31, 2015, the Company purchased 48% of its inventory from a contract manufacturer located in Canada.

The Company also outsources certain engineering projects to a foreign company. Costs incurred with this vendor represented approximately 14% and 26% of the Company’s total research and development costs during the years ended December 31, 2015 and 2014, respectively.